Statutory and other information - Shares and share options (Details) € in Millions, Options in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€) Options	Mar. 31, 2022 EUR (€) Options	Mar. 31, 2021 EUR (€) Options	Mar. 31, 2020 Options
Disclosure of transactions between related parties [line items]
Number of outstanding share options | Options	18.7	22.8	30.0	34.8
Number of options exercised | Options	4.1	6.5	3.6
Share based compensation | €	€ 3.7	€ 3.7	€ 2.4
Directors
Disclosure of transactions between related parties [line items]
Share based compensation | €	€ 1.9	€ 1.9	€ 1.9